Other Non-Current Assets (Details) - Shenzhen Yangang Mingzhu Freight Industries Co., Ltd [Member]	Oct. 21, 2024 USD ($) $ / shares shares
Other Non-Current Assets [Line Items]
Aggregate shares | shares	1,900,000
Price per share | $ / shares	$ 1.2
Agreement Value | $	$ 2,280,000